Financial Services, Banking and Thrift (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	R$ 4,259,379	R$ 1,331,648	R$ 500,446	R$ 2,154,687
Amounts due from financial institutions, net of provisions for expected loss	3,718,506	4,258,856
Compulsory deposits at Central Bank of Brazil	2,664,415	2,854,778
Financial assets	16,868,112	12,448,565
Derivative financial assets	4,238	0
Financial assets by contractual term	57,408,633	43,679,493
Liabilities with financial and similar institutions	9,522,469	7,906,897
Liabilities with customers	32,651,620	23,642,804
Securities issued	8,095,042	6,202,165
Derivative financial liabilities	15,063	37,768
Borrowing and onlending	107,412	36,448
Financial liabilities by contractual term	50,391,606	37,826,082
Current Assets [Member]
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	4,259,379	1,331,648
Amounts due from financial institutions, net of provisions for expected loss	3,718,506	4,258,856
Compulsory deposits at Central Bank of Brazil	2,664,415	2,854,778
Financial assets	702,823	939,277
Derivative financial assets	4,238
Loans and advances to customers, net of provisions for expected loss	14,117,647	11,159,852
Other assets	0	0
Financial assets by contractual term	25,467,008	20,544,411
Assets [member]
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	4,259,379	1,331,648
Amounts due from financial institutions, net of provisions for expected loss	3,718,506	4,258,856
Compulsory deposits at Central Bank of Brazil	2,664,415	2,854,778
Financial assets	16,868,112	12,448,565
Derivative financial assets	4,238
Loans and advances to customers, net of provisions for expected loss	27,869,459	21,379,916
Other assets	109,682	87,318
Financial assets by contractual term	55,493,791	42,361,081
Non-current Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	16,165,289	11,509,288
Derivative financial assets	0
Loans and advances to customers, net of provisions for expected loss	13,751,812	10,220,064
Other assets	109,682	87,318
Financial assets by contractual term	30,026,783	21,816,670
Liabilities [member]
Disclosure of credit risk exposure [line items]
Liabilities with financial and similar institutions	9,522,469	7,906,897
Liabilities with customers	32,651,620	23,642,804
Securities issued	8,095,042	6,202,165
Derivative financial liabilities	15,063	37,768
Borrowing and onlending	107,412	36,448
Financial liabilities by contractual term	50,391,606	37,826,082
Current Liabilities [Member]
Disclosure of credit risk exposure [line items]
Liabilities with financial and similar institutions	9,522,469	7,906,897
Liabilities with customers	19,209,323	15,722,450
Securities issued	5,039,791	1,570,102
Derivative financial liabilities	9,981	0
Borrowing and onlending	87,122	9,126
Financial liabilities by contractual term	33,868,686	25,208,575
Non-current Liabilities [Member]
Disclosure of credit risk exposure [line items]
Liabilities with customers	13,442,297	7,920,354
Securities issued	3,055,251	4,632,063
Derivative financial liabilities	5,082	37,768
Borrowing and onlending	20,290	27,323
Financial liabilities by contractual term	R$ 16,522,920	R$ 12,617,508